CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 165,054	$ (14,455)	$ 120,354	$ (25,013)	$ (136,721)	$ (76,412)	$ (13,671)
Foreign currency translation gain (loss)	(7,070)	(4,119)	(11,799)	(617)	3,883	(12,477)	0
Unrealized gain (loss) on available for sale investments	4,466	(189)	4,449	(265)	(309)	14	0
Comprehensive loss	162,450	(18,763)	113,004	(25,895)	(133,147)	(88,875)	(13,671)
Comprehensive income (loss) attributable to non-controlling interests	386	(48)	889	(22)	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	162,836	(18,811)	113,893	(25,917)	(129,134)	(89,124)	(13,800)
Debt Securities Under Universal Shelf Registration Statement Form S-3
Net income (loss)					(136,721)	(76,412)	(13,671)
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Magnum Hunter Resources Corporation
Net income (loss)	160,188	(15,879)	111,410	(28,510)	(144,572)	(76,661)	(13,800)
Foreign currency translation gain (loss)	0	0	0	0	0	0
Unrealized gain (loss) on available for sale investments	4,700	0	4,700	0	0	0
Comprehensive loss	164,888	(15,879)	116,110	(28,510)	(144,572)	(76,661)	(13,800)
Comprehensive income (loss) attributable to non-controlling interests	0	0	0	0	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	164,888	(15,879)	116,110	(28,510)	(144,572)	(76,661)	(13,800)
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Guarantor Subsidiaries
Net income (loss)	(15,474)	(6,328)	(34,956)	(10,039)	(53,940)	(22,950)	3,057
Foreign currency translation gain (loss)	0	0	0	0	0	0
Unrealized gain (loss) on available for sale investments	(234)	(188)	(251)	(265)	(309)	14
Comprehensive loss	(15,708)	(6,516)	(35,207)	(10,304)	(54,249)	(22,936)	3,057
Comprehensive income (loss) attributable to non-controlling interests	0	0	0	0	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(15,708)	(6,516)	(35,207)	(10,304)	(54,249)	(22,936)	3,057
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Non Guarantor Subsidiaries
Net income (loss)	(10,547)	(4,818)	(4,292)	2,626	(50,512)	11,104	841
Foreign currency translation gain (loss)	(7,070)	(4,119)	(11,799)	(617)	3,883	(12,477)
Unrealized gain (loss) on available for sale investments	0	0	0	0	0	0
Comprehensive loss	(17,617)	(8,937)	(16,091)	2,009	(46,629)	(1,373)	841
Comprehensive income (loss) attributable to non-controlling interests	0	0	0	0	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(17,617)	(8,937)	(16,091)	2,009	(46,629)	(1,373)	841
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Eliminations
Net income (loss)	30,887	12,570	48,192	10,910	112,303	12,095	(3,769)
Foreign currency translation gain (loss)	0	0	0	0	0	0
Unrealized gain (loss) on available for sale investments	0	0	0	0	0	0
Comprehensive loss	30,887	12,570	48,192	10,910	112,303	12,095	(3,769)
Comprehensive income (loss) attributable to non-controlling interests	386	(48)	889	(22)	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	31,273	12,522	49,081	10,888	116,316	11,846	(3,898)
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Magnum Hunter Resources Corporation Consolidated
Net income (loss)	165,054	(14,455)	120,354	(25,013)	(136,721)	(76,412)	(13,671)
Foreign currency translation gain (loss)	(7,070)	(4,119)	(11,799)	(617)	3,883	(12,477)
Unrealized gain (loss) on available for sale investments	4,466	(188)	4,449	(265)	(309)	14
Comprehensive loss	162,450	(18,762)	113,004	(25,895)	(133,147)	(88,875)	(13,671)
Comprehensive income (loss) attributable to non-controlling interests	386	(48)	889	(22)	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	162,836	(18,810)	113,893	(25,917)	(129,134)	(89,124)	(13,800)
Debt Securities Under Universal Shelf Registration Statement Form S-4
Net income (loss)					(136,721)	(76,412)	(13,671)
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Magnum Hunter Resources Corporation
Net income (loss)	160,188	(15,879)	111,410	(28,510)	(144,572)	(76,661)	(13,800)
Foreign currency translation gain (loss)	0	0	0	0	0	0
Unrealized gain (loss) on available for sale investments	4,700	0	4,700	0	0	0
Comprehensive loss	164,888	(15,879)	116,110	(28,510)	(144,572)	(76,661)	(13,800)
Comprehensive income (loss) attributable to non-controlling interests	0	0	0	0	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	164,888	(15,879)	116,110	(28,510)	(144,572)	(76,661)	(13,800)
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Guarantor Subsidiaries
Net income (loss)					(52,759)	(23,071)	2,371
Debt Securities Under Universal Shelf Registration Statement Form S-4 | PRC Williston Inc
Net income (loss)	(2,341)	379	(2,686)	174	(14,891)	(3,017)	(7,097)
Foreign currency translation gain (loss)	0	0	0	0	0	0
Unrealized gain (loss) on available for sale investments	0	0	0	0	0	0
Comprehensive loss	(2,341)	379	(2,686)	174	(14,891)	(3,017)	(7,097)
Comprehensive income (loss) attributable to non-controlling interests	0	0	0	0	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(2,341)	379	(2,686)	174	(14,891)	(3,017)	(7,097)
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Wholly-Owned Guarantor Subsidiaries
Net income (loss)	(18,005)	(6,542)	(38,166)	(8,341)	(52,759)	(23,071)	2,371
Foreign currency translation gain (loss)	0	0	0	0	0	0
Unrealized gain (loss) on available for sale investments	(234)	(188)	(251)	(265)	(309)	14
Comprehensive loss	(18,239)	(6,730)	(38,417)	(8,606)	(53,068)	(23,057)	2,371
Comprehensive income (loss) attributable to non-controlling interests	0	0	0	0	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(18,239)	(6,730)	(38,417)	(8,606)	(53,068)	(23,057)	2,371
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Non Guarantor Subsidiaries
Net income (loss)	(5,675)	(4,983)	1,604	754	(18,309)	9,237	498
Foreign currency translation gain (loss)	(7,070)	(4,119)	(11,799)	(617)	3,883	(12,477)
Unrealized gain (loss) on available for sale investments	0	0	0	0	0	0
Comprehensive loss	(12,745)	(9,102)	(10,195)	137	(14,426)	(3,240)	498
Comprehensive income (loss) attributable to non-controlling interests	0	0	0	0	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(12,745)	(9,102)	(10,195)	137	(14,426)	(3,240)	498
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Eliminations
Net income (loss)	30,887	12,570	48,192	10,910	93,810	17,100	4,357
Foreign currency translation gain (loss)	0	0	0	0	0	0
Unrealized gain (loss) on available for sale investments	0	0	0	0	0	0
Comprehensive loss	30,887	12,570	48,192	10,910	93,810	17,100	4,357
Comprehensive income (loss) attributable to non-controlling interests	386	(48)	889	(22)	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	31,273	12,522	49,081	10,888	97,823	16,851	4,228
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Magnum Hunter Resources Corporation Consolidated
Net income (loss)	165,054	(14,455)	120,354	(25,013)	(136,721)	(76,412)	(13,671)
Foreign currency translation gain (loss)	(7,070)	(4,119)	(11,799)	(617)	3,883	(12,477)
Unrealized gain (loss) on available for sale investments	4,466	(188)	4,449	(265)	(309)	14
Comprehensive loss	162,450	(18,762)	113,004	(25,895)	(133,147)	(88,875)	(13,671)
Comprehensive income (loss) attributable to non-controlling interests	386	(48)	889	(22)	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	$ 162,836	$ (18,810)	$ 113,893	$ (25,917)	$ (129,134)	$ (89,124)	$ (13,800)